Guarantees Granted to Subsidiaries - Additional Information (Detail)	Dec. 31, 2018 ARS ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2017 ARS ($)	Apr. 30, 2017 ARS ($)
Disclosure of detailed information about borrowings [line items]
Loan outstanding amount	$ 5,962,677,426		$ 6,443,075,258
Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Loan outstanding amount	1,244,216,791		801,117,737
In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Loan outstanding amount	904,793,500		1,494,347,875
In Argentina Pesos [member] | Ferrosur Roca S.A. [member] | HSBC Bank Argentina S.A [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Loan outstanding amount	157,865,753		233,081,823
In US Dollars [member] | Ferrosur Roca S.A. [member] | Banco Latinoamericano de Comercio Exterior S.A [member] | LIBOR plus 1.95% [member]
Disclosure of detailed information about borrowings [line items]
Loan outstanding amount	569,442,236
Guarantees [member] | In Argentina Pesos [member] | Ferrosur Roca S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Bank overdrafts	$ 516,908,802
Guarantees [member] | In Argentina Pesos [member] | Ferrosur Roca S.A. [member] | HSBC Bank Argentina S.A [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount			$ 150,000,000	$ 150,000,000
Guarantees [member] | In US Dollars [member] | Ferrosur Roca S.A. [member] | Banco Latinoamericano de Comercio Exterior S.A [member] | LIBOR plus 1.95% [member]
Disclosure of detailed information about borrowings [line items]
Face amount		$ 15,000,000